EQUITY - Schedule Using Black-Scholes Module (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) year	Dec. 31, 2017 USD ($) year	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Equity Settled Management Share Option Plan [Member] | Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted	$ 40.42	$ 36.92
Weighted-average fair value of a unit	$ 5.38	$ 4.92
Average term to exercise | year	7.5	7.5
Expected volatility, share options granted	1630.00%	1890.00%
Liquidity discount	2500.00%	2500.00%
Expected dividend as percentage, share options granted	190.00%	210.00%
Risk free interest rate, share options granted	280.00%	230.00%
Escrowed Stock Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted	$ 40.39	$ 36,880,000.00
Weighted-average fair value of a unit	$ 5.38	$ 4,920,000.00
Average term to exercise | year	7.5	7,500,000.0
Expected volatility, share options granted	1630.00%	1890000000.00%
Liquidity discount	2500.00%	2500000000.00%
Expected dividend as percentage, share options granted	190.00%	210000000.00%
Risk free interest rate, share options granted	280.00%	230000000.00%
Deferred Stock Unit | Cash-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Price on Date of Remeasurement in Canadian Dollars Per Share			$ 52.32	$ 54.72
Share price, on date of measurement	$ 38.35	$ 43.54
Restricted Stock | Cash-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Price on Date of Remeasurement in Canadian Dollars Per Share			52.32	54.72
Weighted-average fair value of a unit			$ 43.11	$ 45.63